Summary of significant accounting policies (Details 2)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Product Information [Line Items]
Total revenues	$ 81,891,992	¥ 580,016,414	¥ 586,060,092	¥ 529,250,664
Central Processing Advertising Algorithm Services [Member]
Product Information [Line Items]
Total revenues	80,464,595	569,906,586	446,607,076	259,541,194
Mobile Games [Member]
Product Information [Line Items]
Total revenues			1,205,235	13,498,964
Sales Of Intelligent Chips [Member]
Product Information [Line Items]
Total revenues	1,427,397	10,109,828	138,247,781	221,412,120
Software Developments [Member]
Product Information [Line Items]
Total revenues				¥ 34,798,386